Segment Information - Schedule of Allocation of Goodwill Based on Geography (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Goodwill	$ 46,956	$ 36,207	$ 38,733
Argentina [member]
Segment Reporting Information [Line Items]
Goodwill	3,048	1,201
Brazil [member]
Segment Reporting Information [Line Items]
Goodwill	10,508	10,901
Mexico [member]
Segment Reporting Information [Line Items]
Goodwill	7,543	7,266
Uruguay [member]
Segment Reporting Information [Line Items]
Goodwill	16,839	$ 16,839
Chile [member]
Segment Reporting Information [Line Items]
Goodwill	4,657
Colombia [member]
Segment Reporting Information [Line Items]
Goodwill	2,864
Peru [member]
Segment Reporting Information [Line Items]
Goodwill	$ 1,497